Investment Strategy - YieldMax(R) SKHY Option Income Strategy ETF	Oct. 08, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of the Underlying Security, subject to participation in a portion of potential investment gains. The Fund seeks to do so by employing (i) a synthetic covered call strategy and/or (ii) a synthetic covered call spread strategy. These options strategies are designed to generate options premiums while providing indirect exposure to the Underlying Security.

The Fund’s strategy generally includes the following components:

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Synthetic long exposure to the Underlying Security. Although the Fund will not directly own the Underlying Security, the Fund seeks to obtain economic exposure similar to owning the Underlying Security (i.e., synthetically) by purchasing call options and selling put options on the Underlying Security, generally with similar strike prices and expiration dates (a “synthetic long” position). If the price of the Underlying Security exceeds the options’ strike price, the Fund’s upside participation on the purchased call option is unlimited, while the sold put option expires worthless. If the Underlying Security’s price declines below the options’ strike price, the purchased call option expires worthless, whereas the buyer of the sold put option will exercise it, resulting in a loss as the Fund must purchase the Underlying Security at the higher strike price (above its current value). Accordingly, the Fund’s returns are generally expected to reflect conditional upside participation together with meaningful downside exposure.

●	Call writing to generate options premiums. The Fund sells call options on the Underlying Security, or sells call spreads (as described below), to generate option premiums. Because the Fund sells call options (or call spreads), the Fund’s ability to participate in increases in the price of the Underlying Security may be limited. In the case of a call spread, the limitation applies only while the price of the Underlying Security is between the short call strike price and the long call strike price, less the premium received. If the price of the Underlying Security exceeds the long call strike price, the Fund’s upside participation is not limited by the spread and will depend on the extent of any further appreciation in the Underlying Security. Accordingly, the Fund’s returns are generally expected to reflect conditional upside participation together with meaningful downside exposure, and both the Fund’s participation in the positive price returns of the Underlying Security and its returns will depend not only on the price of the Underlying Security but also on the directional path that prices of the Underlying Security take over time.

●	U.S. Treasury securities and cash. The Fund typically holds U.S. Treasury securities and cash (or cash equivalents) to serve as collateral for its derivatives positions and to generate interest income. These holdings are expected to represent a significant portion of the Fund’s assets.

Synthetic Covered Call Strategy. When using the synthetic covered call strategy, the Fund generally sells short-dated call options on the Underlying Security, typically with strike prices that are at or above the current market price of the Underlying Security at the time the options are sold. The Fund seeks to generate options premiums from selling these call options. In exchange, the Fund generally forgoes gains of the Underlying Security above the call option strike price (subject to the effect of premiums received and other Fund positions).

Synthetic Covered Call Spread Strategy. When using the synthetic covered call spread strategy, the Fund generally sells a call option on the Underlying Security and purchases another call option on the Underlying Security with a higher strike price, creating a call spread. This structure is intended to allow greater participation in increases in the price of the Underlying Security than a traditional covered call strategy, while still seeking to generate net option premiums. The Adviser may use this approach more frequently when it believes it is advantageous based on market conditions. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy.

See the prospectus section titled “Principal Investment Risks – Call Strategy Risks” below for more information about the Fund’s call writing and covered call and call spread strategies, and related risks.

Rolling of Options. The Fund generally maintains continuous exposure to the Underlying Security through its derivatives positions and expects to “roll” (close and replace) option positions periodically, including as options approach expiration, to maintain the strategy. The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Weekly Distributions

The Fund seeks to make weekly distributions. Distributions are expected to be derived from one or more of the following sources:

●	option premiums;

●	interest income from U.S. Treasury securities and cash equivalents; and

●	realized gains.

The Fund seeks to generate distributions regardless of whether the Underlying Security appreciates.

While the Fund seeks to provide current income pursuant to its investment objective, a portion (sometimes significant) of the Fund’s distributions may be classified as return of capital (“ROC”) for financial or tax reporting purposes. Generally speaking, ROC refers to the portion of a distribution from an investment that represents a return of the original investment (principal) rather than income or profit. Accordingly, such distributions do not necessarily reflect the Fund’s income or yield. See the prospectus section titled “Additional Information About the Fund” for more information about option premiums and ROC.

Portfolio Attributes

The Fund’s portfolio is expected to consist primarily of:

●	options used to obtain synthetic exposure to the Underlying Security and to generate options premiums; and

●	U.S. Treasury securities, cash, and cash equivalents used as collateral and to generate interest income.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to the Underlying Security.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

An investment in the Fund is not an investment in the Underlying Security. Fund shareholders will not have rights as holders of the Underlying Security and will not receive dividends or other distributions paid by the Underlying Security.

SK Hynix, Inc. (“SK Hynix”)

SK Hynix, Inc. is a South Korean multinational company that engages in the manufacture and sale of semiconductor products. Its products include memory chips, including dynamic random-access memory (“DRAM”) and NAND flash memory, which are used in a wide range of electronic devices such as personal computers, smartphones, servers, and data centers. SK Hynix is headquartered in Icheon, South Korea, and its common stock is primarily listed and traded on the Korea Exchange.

The ADRs of SK Hynix are listed on the Nasdaq Global Select Market ("Nasdaq") under the ticker symbol "SKHY". Per SK Hynix's most recent registration statement filed on Form F-1, as amended, the number of outstanding shares, which deducted treasury shares held by the parent company from listed issued shares, as of December 31, 2025, was 701,691,520.

SK Hynix is registered as a foreign private issuer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by SK Hynix pursuant to the Exchange Act can be located by reference to SEC file number 333-296987 through the SEC’s website at www.sec.gov. In addition, information regarding SK Hynix, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Investors are highly encouraged to conduct their own research on SK Hynix, and seek information from their financial advisor, prior to investing in the Fund.

This document relates only to the securities offered hereby and does not relate to the shares of SK Hynix or other securities of SK Hynix. The Fund has derived all disclosures contained in this document regarding SK Hynix from the publicly available documents. None of the Fund, Tidal Trust II (the “Trust”), or the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to SK Hynix. None of the Fund, the Trust, or the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding SK Hynix is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SK Hynix (and therefore the share price of the Fund at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning SK Hynix could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of SK Hynix.

NONE OF THE FUND, TIDAL TRUST II, OR TIDAL INVESTMENTS LLC IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH SK HYNIX. THE FUND WAS NOT DEVELOPED OR CREATED BY, AND IS NOT SPONSORED, ENDORSED, OR APPROVED BY, SK HYNIX.

Moreover, SK Hynix has not participated in the development of the Fund’s investment strategy. SK Hynix does not select or approve the Fund’s portfolio holdings, nor does it participate in the construction, design, or implementation of the Fund. SK Hynix does not provide any assurances, guarantees, or representations regarding the Fund or its performance. Nothing herein shall be construed as an offer of any security by SK Hynix.

None of the Fund, the Trust, the Adviser, or their respective affiliates claim any ownership interest in any trademarks owned by SK Hynix or its affiliates. All rights in the trademarks are reserved by their respective owners.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to the Underlying Security. As of the date of this Prospectus, SK Hynix is assigned to the semiconductors & semiconductor equipment industry.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in securities and financial instruments that provide indirect exposure to the Underlying Security.